File No. 333-111063


                   As filed with the SEC on June 8, 2004
                  U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                 FORM N-14
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     Pre-Effective Amendment No.
                     Post-Effective Amendment No.   1
                      (Check appropriate box or boxes)

                               BBH FUND, INC.
             (Exact Name of Registrant as Specified in Charter)

                     40 Water Street, Boston, MA 02109
                  (Address of Principal Executive Offices)

                               (800) 625-5759
                      (Area Code and Telephone Number)

                              Charles O. Izard
                      140 Broadway, New York, NY 10005
                  (Name and Address of Agent for Service)

                                  Copy to:
                       John E. Baumgardner, Jr., Esq.
                          Sullivan & Cromwell, LLP
                 125 Broad Street, New York, New York 10004



   It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b)






No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.


PART C.  OTHER INFORMATION.


Item 15.  Indemnification:

Indemnification is provided to Directors and officers of the Registrant pursuant to the Registrant's Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


Item 16.  Exhibits

1.1 Conformed copy of Restated Articles of Incorporation of the Registrant (1)



2.1 Conformed copy of Amended and Restated By-laws of the Registrant (1)



3.    Not Applicable



4. Agreement and Plan of Reorganization is included as Appendix A to the Combined Prospectus/Proxy Statement and Prospectus of the Registration Statement (6)



5.    Not Applicable



6.1   Conformed copy of Investment Advisory Contract of the
      Registrant through and including Exhibit A thereto (1)



7.1   Conformed copy of Distribution Agreement of the Registrant
      (2)



8.    Not Applicable



9.1 Conformed copy of Amended and Restated Custodian Agreement of the Registrant (3)



10.1  Not Applicable


11. Form of Opinion and Consent of Counsel regarding legality of shares being issued +



12.   Opinion regarding tax consequences of Reorganization +



13.1  Conformed copy of Amended and Restated Shareholder Services
      Agreement (4)

13.2  Conformed copy of Transfer Agency Services Agreement of the
      Registrant (3)


14.   Conformed copy of Consent of Independent Auditors of BBH
      Fund, Inc., Deloitte & Touche LLP (6)



15.   Not Applicable



16.   Conformed copy of Power of Attorney (3)

16.1 Conformed copy of Power of Attorney of the President of the Registrant (5)


17.1  Form of Proxy of BBH European Equity Fund and BBH Pacific
      Basin Equity Fund (6)





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+    Filed electronically.


1.   Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 24 on Form N-1A filed February
     28, 1996.  (File Nos. 33-35827 and 811-06139)


2.   Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 2 on Form N-1A filed February
     14, 1991.  (File Nos. 33-35827 and 811-06139)


3.   Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 63 on Form N-1A filed February
     23, 2001.  (File Nos. 33-35827 and 811-06139)


4.   Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 9 on Form N-1A filed December
     30, 1993.  (File Nos. 33-35827 and 811-06139)


5.   Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 82 on Form N-1A filed March 3,
     2003.  (File Nos. 33-35827 and 811-06139)


6.   Response is incorporated by reference to Registrant's
     Combined Prospectus/Proxy Statement on Form N-14 filed
     December 23, 2003.  (File Nos. 33-111063)


Item 17.  Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item
16(12) of Form N-14 within a reasonable time after receipt of such opinion.


                                -5-

-PART C-WordAssist-MetaSweeper
June 8, 2004  9:43 AM
                            SIGNATURES

    As required by the Securities Act of 1933, the Registration
Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on June
7, 2004.

    BBH FUND INC.


                                    By: /s/ Gail C. Jones

                                       Gail C. Jones

                                       Secretary

                                       June 7, 2004

    As required by the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities and on the date indicated:

    NAME                       TITLE                      DATE

By: /s/ Gail C. Jones         Attorney In Fact      June 7, 2004
    Gail C. Jones             For the Persons
    SECRETARY                 Listed Below



Joseph V. Shields*           Chairman and Director
                             (Chief Executive Officer)

Charles O. Izard*            President

Michael D. Martins*          Treasurer
                             (Principal Financial and Accounting Officer)

Eugene P. Beard*             Director

Richard Carpenter*           Director

David P. Feldman*            Director

J. Angus Ivory*              Director

Alan G. Lowy*                Director

Arthur D. Miltenberger*      Director



* By Power of Attorney